Financial results (Tables)	12 Months Ended
Dec. 31, 2023
Financial results
Schedule of financial results

	Year Ended December 31,
	2023	2022	2021
Financial income
Interest on tuition fees paid in arrears	24,079	26,545	17,456
Financial investment yield	32,537	22,273	5,596
Foreign exchange gain	888	2,303	-
Other	1,178	759	1,406
Total	58,682	51,880	24,458

Financial expenses
Interest on accounts payable from acquisition of subsidiaries	(40,303)	(40,069)	(40,406)
Interest on lease	(33,858)	(28,246)	(16,007)
Interest on loans and financing	(264,313)	(165,881)	(8,642)
Foreign exchange loss	(1,522)	(1,834)	-
Other	(23,785)	(19,252)	(6,520)
Total	(363,781)	(255,282)	(71,575)

Financial results	(305,099)	(203,402)	(47,117)